FI - Gains/losses on assets/liabilities using unobservable inputs (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	SFr 2,306	SFr (1,830)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(39)	(2,066)
Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,468	(1,511)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(34)	(2,088)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(162)	(319)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(5)	22
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,324	(1,825)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(41)	(2,068)
Bank | Trading revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	2,484	(1,509)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(35)	(2,088)
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(160)	(316)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	SFr (6)	SFr 20